COMMITMENTS AND CONTINGENCIES - Consideration - (Details) - USD ($)			12 Months Ended
	Sep. 11, 2024	Jun. 05, 2024	Dec. 31, 2025	Sep. 30, 2024	Mar. 27, 2024	Mar. 11, 2024	Jan. 03, 2024	Jan. 02, 2024	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Cash				$ 409,250					$ 120,010	$ 405
Common stock, shares issued (in shares)				6,208,935					6,205,506	0
Roth CH Acquisition V Co.
COMMITMENTS AND CONTINGENCIES
Aggregate shares							9,000,000
Aggregate of additional shares							1,000,000
Cash				$ 6,620			$ 5,000,000		$ 200,059	$ 687,471
Business combination outside date		270 days
Common stock, shares issued (in shares)								575,000
Roth CH Acquisition V Co. | Net Debt
COMMITMENTS AND CONTINGENCIES
Debt, Current							37,300,000
Roth CH Acquisition V Co. | Net Debt Lower
COMMITMENTS AND CONTINGENCIES
Debt, Current							37,300,000
Roth CH Acquisition V Co. | Net Debt Higher
COMMITMENTS AND CONTINGENCIES
Debt, Current							$ 37,300,000
Roth CH Acquisition V Co. | Subsequent Event
COMMITMENTS AND CONTINGENCIES
Aggregate shares							9,000,000
Aggregate of additional shares							1,000,000
Earnout shares			500,000
Earnings before interest taxes depreciation and amortization			$ 25,268,000
Cash							$ 5,000,000
Common stock, shares issued (in shares)								575,000
Aggregate amount						$ 135,000
Principal amount					$ 600,000
Roth CH Acquisition V Co. | Subsequent Event | Net Debt
COMMITMENTS AND CONTINGENCIES
Debt, Current							37,300,000
Roth CH Acquisition V Co. | Subsequent Event | Net Debt Lower
COMMITMENTS AND CONTINGENCIES
Debt, Current							37,300,000
New plant construction							45,000,000
Roth CH Acquisition V Co. | Subsequent Event | Net Debt Higher
COMMITMENTS AND CONTINGENCIES
Debt, Current							37,300,000
Roth CH Acquisition V Co. | Maximum
COMMITMENTS AND CONTINGENCIES
Mutual Agreement number of days	3 days
Mutual Agreement number of days by third party	15 days
ROTH CH V Acquisition Co | New Era Helium Corp
COMMITMENTS AND CONTINGENCIES
Common stock shares holding	9,000,000
Common stock shares earnout	1,000,000
Increase in number of shares	0.1
Decrease in number of shares	(0.1)
Private Placement | Roth CH Acquisition V Co.
COMMITMENTS AND CONTINGENCIES
New plant construction							$ 45,000,000
Private placement of securities		$ 45,000,000